Fair value of financial instruments - Significant unobservable inputs (Parenthetical) (Details) - Level 3 of fair value hierarchy [member] - Derivative credit valuation adjustments [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	5.96%	8.74%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Credit spread, significant unobservable inputs, assets and liabilities	0.31%	0.65%